UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D. c.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the quarter ended:  June 30, 2000

Check here if Amendment [ ];  Amendment Number:
This amendment (check only one.)  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Firstar Investment Research & Management Co., LLC
Address:  777 East Wisconsin Avenue, Suite 800
          Milwaukee, WI  53202

Form 13F File Number:  28-2123

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information is true, correct and complete, and that it is understood that all required items, statements, schedules, charts, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:   Jeff Squires
Title:  Sr. Vice President
Phone:  (414) 765-6806

Signature, Place, and Date of Signing:

/s/Jeff Squires

Jeff Squires    Milwaukee, WI   August 14, 2000

Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT

[X]  13F NOTICE

[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
28-04679               Firstar Corporation